Supplemental Oil and Gas Information - Capitalized Costs Relating to Oil and Natural Gas Producing Activities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Extractive Industries [Abstract]
Evaluated oil and natural gas properties	$ 1,740,530	$ 1,269,605	$ 897,511
Support equipment and facilities	4,719	0	0
Unevaluated oil and natural gas properties	414,759	47,497	44,453
Accumulated depletion, depreciation, and amortization	(434,735)	(276,837)	(160,620)
Total	$ 1,725,273	$ 1,040,265	$ 781,344